Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment at December 31, 2012 and 2011 were as follows:

	Useful Lives	2012	2011
Office furniture, computer and lab equipment	3 -5 years	$421,494	$280,839
Computer software	3 years	62,509	63,016
Leasehold improvements	1 year	34,900	34,900
Equipment in progress	n/a	—	359,897

		518,903	738,652
Less accumulated depreciation and amortization		(320,545)	(274,187)

Property and equipment, net		$198,358	$464,465